United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Municipal Securities Fund, Inc.
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.7%
		Alabama—0.3%
$1,250,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	$1,275,075
		Alaska—0.1%
595,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	595,000
		Arizona—2.2%
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,132,610
2,000,000		Arizona Transportation Board—Excise Tax Revenue, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,231,520
2,000,000		Phoenix, AZ Civic Improvement Corp.—Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,314,540
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,031,920
1,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2032	971,360
		TOTAL	8,681,950
		California—12.5%
3,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,016,830
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,066,440
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.31% TOBs 4/1/2027	1,492,530
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	1,000,020
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,250,420
1,800,000		California State, Various Purpose UT GO Bonds, 5.00%, 2/1/2019	2,095,632
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,491,160
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,181,030
1,000,000		El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,002,460
340,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2029	336,338
170,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2030	166,971
90,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2028	90,750
1,000,000		Long Beach, CA USDT , UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,122,930
2,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,135,580
1,000,000		Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,127,420
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,082,900
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,636,840
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,142,140
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,639,920
2,665,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	2,865,674
349,000	[2]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	164,330
3,000,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.00%, 5/1/2033	3,191,370
1,000,000		Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,105,530
1,000,000		Torrance, CA Hospital Revenue Bonds, (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,001,010
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,111,030
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,101,940
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,120,270

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	$1,000,410
	TOTAL	49,739,875
	Colorado—2.7%
2,500,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2033	2,282,000
1,445,000	Denver (City & County), CO, Revenue Bonds (Series 2012B), 5.00% (Denver, CO City & County Airport Authority), 11/15/2037	1,461,430
4,250,000	University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	4,270,910
2,500,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25%, 6/1/2036	2,678,875
	TOTAL	10,693,215
	Connecticut—1.2%
4,000,000	Connecticut State, UT GO Refunding Bonds (Series 2010C), 5.00%, 12/1/2019	4,709,040
	Delaware—0.6%
2,380,000	Delaware EDA , Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,490,837
	Florida—7.7%
2,000,000	Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2037	1,816,040
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,508,340
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,547,566
1,500,000	Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	1,528,830
2,175,000	Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2008F), 5.00% (Florida State), 6/1/2025	2,445,113
2,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	2,073,000
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,256,000
1,500,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.00%, 7/1/2022	1,693,050
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,253,438
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2030	1,078,860
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2032	1,063,580
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,066,400
2,000,000	Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2025	2,296,240
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities )/(Original Issue Yield: 5.98%), 8/1/2040	2,036,440
	TOTAL	30,662,897
	Georgia—2.6%
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,235,486
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,417,820
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,125,060
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,154,760
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,401,040
	TOTAL	10,334,166
	Illinois—4.5%
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,089,725
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,034,280
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,518,555
215,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago)/(United States Treasury PRF 7/1/2017@100), 7/1/2022	246,024
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,196,920
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,154,050
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,026,330
375,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	387,990

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	$1,304,508
		TOTAL	17,958,382
		Indiana—4.1%
1,625,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,732,672
1,300,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,381,939
1,500,000		Indiana State Finance Authority Environmental Revenue, Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,469,985
1,665,000		Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	1,511,520
1,075,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (United States Treasury COL)/(Original Issue Yield: 7.488%), 7/1/2015	1,142,919
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,607,520
1,702,776	[2,3]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	182,657
4,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	4,338,520
		TOTAL	16,367,732
		Iowa—0.9%
2,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	1,778,120
2,330,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	1,730,281
		TOTAL	3,508,401
		Kansas—0.3%
1,010,000		Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	1,022,837
		Kentucky—1.4%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,383,790
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, Revenue Bonds (Series 2012A), 5.00% (Catholic Health Initiatives), 12/1/2031	2,016,320
		TOTAL	5,400,110
		Maryland—0.3%
1,060,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,096,019
		Massachusetts—3.9%
4,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,320,520
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,454,184
3,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2010B-2), 5.00% (Harvard University), 10/15/2020	3,569,610
2,000,000		Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 8/15/2022	2,341,940
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,075,950
		TOTAL	15,762,204
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,118,450
		Mississippi—0.8%
2,000,000		Mississippi State, UT GO Bonds (Series 2013), 5.00%, 12/1/2029	2,207,140
940,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	903,124
		TOTAL	3,110,264
		Nebraska—0.8%
2,800,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	3,048,052
		Nevada—0.8%
3,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,231,360

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—4.8%
$3,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	$3,293,970
3,000,000	New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	3,076,380
5,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	5,194,850
2,000,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,056,040
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00%, 1/1/2035	1,030,570
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2023	1,137,280
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2024	1,114,130
2,000,000	Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,169,000
	TOTAL	19,072,220
	New Mexico—0.5%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,202,300
	New York—9.0%
1,500,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,576,830
4,000,000	New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 1.784% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,652,640
2,725,000	New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	2,958,642
3,570,000	New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	3,950,919
5,000,000	New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,491,500
2,470,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	2,454,686
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,183,200
2,780,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2028	2,956,975
2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,828,775
3,000,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	3,532,020
1,410,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL)/(National Public Finance Guarantee Corporation INS), 6/1/2014	1,444,319
3,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	3,087,570
	TOTAL	36,118,076
	North Carolina—3.1%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,103,970
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	505,035
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	545,535
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,078,800
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,285,750
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	546,945
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,002,070
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(United States Treasury PRF 7/1/2014@100), 7/1/2021	1,235,523
	TOTAL	12,303,628
	Ohio—5.4%
2,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2029	2,015,740
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (United States Treasury PRF 6/1/2014@100), 12/1/2024	1,736,074
4,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.25% (Christ Hospital ), 6/1/2032	4,024,160
5,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	5,219,200
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,035,670

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$20,000	Ohio State Water Development Authority, Revenue Bonds (Series I) (AMBAC INS), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	$20,849
3,000,000	Ohio State, Common Schools GO Bonds (Series 2012B), 5.00%, 3/15/2022	3,509,970
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,850,238
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,228,080
	TOTAL	21,639,981
	Pennsylvania—9.7%
3,890,000	Allegheny County, PA HDA , Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,482,331
1,280,000	Allegheny County, PA HDA , Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,238,336
1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,089,286
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,812,505
4,935,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	5,620,718
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2042	4,053,680
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,688,385
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	946,380
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,139,080
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,010,610
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,228,040
3,185,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 6.25% (Temple University Health System Obligated Group), 7/1/2023	3,146,939
2,620,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,787,130
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,047,370
2,195,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2025	2,343,689
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,157,330
	TOTAL	38,791,809
	Puerto Rico—0.8%
1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	836,880
1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	815,610
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	1,612,160
	TOTAL	3,264,650
	Rhode Island—0.6%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,591,725
	South Carolina—1.4%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,108,940
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,418,710
	TOTAL	5,527,650
	Tennessee—0.3%
1,000,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2021	1,155,990
	Texas—7.5%
2,795,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	2,896,095
4,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,038,920
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(Original Issue Yield: 5.08%), 8/15/2033	2,076,240
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,180,440

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$2,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	$2,513,200
2,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	2,504,350
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,146,360
1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,671,781
5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,380,550
4,000,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2009A), 5.00%, 8/1/2029	4,435,840
	TOTAL	29,843,776
	Virginia—2.7%
2,650,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	2,314,006
3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,908,190
4,000,000	Virginia Resources Authority, Subordinated Revenue Bonds (Series 2008), 5.00% (Virginia State Clean Water Revolving Fund), 10/1/2027	4,388,520
	TOTAL	10,610,716
	Washington—0.5%
2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 6.73%), 11/15/2033	2,109,740
	West Virginia—0.6%
2,500,000	West Virginia University Board of Governors, Refunding and Improvement Revenue Bonds (Series 2013A), 5.00% (West Virginia University), 10/1/2035	2,604,100
	Wisconsin—3.6%
6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,657,000
3,000,000	Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,221,880
4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,444,080
	TOTAL	14,322,960
	Wyoming—0.2%
1,000,000	Laramie County, WY, Hospital Revenue Bonds (Series 2012), 5.00% (Cheyenne Regional Medical Center), 5/1/2032	1,001,150
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $388,476,939)	393,966,337
	SHORT-TERM MUNICIPALS—0.2%[4]
	Virginia—0.2%
850,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 1/1/2014 (AT AMORTIZED COST)	850,000
	TOTAL MUNICIPAL INVESTMENTS—98.9% (AT IDENTIFIED COST $389,440,482)[5]	394,816,337
	OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	4,337,930
	TOTAL NET ASSETS—100%	$399,154,267
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]United States Treasury, 3/20/2014, Futures Contracts	70	$8,613,281	March 2014	$160,407
The average notional value of futures contracts held by the Fund throughout the period was $5,226,531.This is based on amounts held as of each month-end throughout the nine-month period.
At December 31, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Non-income-producing security.
3	Security in default.
4	Current rate and next reset date shown for Variable Rate Demand Notes.

5	At December 31, 2013, the cost of investments for federal tax purposes was $389,326,939. The net unrealized appreciation of investments for federal tax purposes was $5,489,398. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,714,840 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,225,442.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$394,816,337	$—	$394,816,337
Short-Term Municipals	—	850,000	—	850,000
TOTAL SECURITIES	$—	$394,816,337	$—	$394,816,337
OTHER FINANCIAL INSTRUMENTS*	$160,407	$—	$—	$160,407
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CCD	—Community College District
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014